PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 31, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Changes in equity [abstract]
Balance as			$ 21,673.0		$ 22,177.0		$ 14,668.0
Unit issuance			2,974.0	[1]	9.0	[2]	809.0
Repurchased and cancelled							(29.0)
Balance as			26,391.0		21,673.0		22,177.0
Limited Partners
Changes in equity [abstract]
Balance as			4,233.0		5,048.0		4,513.0
Unit issuance			545.0	[1]	9.0	[2]	559.0
Repurchased and cancelled							(28.0)
Balance as			5,702.0		4,233.0		5,048.0
Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Balance as			1,687.0		2,039.0		1,823.0
Unit issuance			400.0	[1]			250.0
Balance as			2,408.0		1,687.0		2,039.0
Partners' capital | Inter Pipeline
Changes in equity [abstract]
Unit issuance			$ 26.0		$ 0.0		$ 0.0
Partners' capital | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance (in shares)			297,000,000.0		295,100,000		278,900,000
Issued for cash (in shares)			9,700,000		200,000		13,800,000
Conversion from exchange LP units (in shares)			100,000		300,000		3,200,000
Conversion from BIPC exchangeable shares (in shares)			100,000		1,400,000		0
Repurchased and cancelled (in shares)			0		0		(800,000)
Ending balance (in shares)			306,900,000		297,000,000.0		295,100,000
Balance as			$ 5,545.0		$ 5,514.0		$ 4,930.0
Unit issuance			545.0		9.0		559.0
Conversion from Exchange LP Units			2.0		3.0		53.0
Conversion from BIPC exchangeable shares			1.0		19.0		0.0
Repurchased and cancelled			0.0		0.0		(28.0)
Balance as			$ 6,093.0		$ 5,545.0		$ 5,514.0
Partners' capital | Special General Partner
Changes in equity [abstract]
Opening balance (in shares)			1,600,000		1,600,000		1,600,000
Issued for cash (in shares)			0		0		0
Conversion from exchange LP units (in shares)			0		0		0
Conversion from BIPC exchangeable shares (in shares)			0		0		0
Repurchased and cancelled (in shares)			0		0		0
Ending balance (in shares)			1,600,000		1,600,000		1,600,000
Balance as			$ 19.0		$ 19.0		$ 19.0
Unit issuance			0.0		0.0		0.0
Conversion from Exchange LP Units			0.0		0.0		0.0
Conversion from BIPC exchangeable shares			0.0		0.0		0.0
Repurchased and cancelled			0.0		0.0		0.0
Balance as			$ 19.0		$ 19.0		$ 19.0
Partners' capital | Limited Partners
Changes in equity [abstract]
Opening balance (in shares)			295,400,000		293,500,000		277,300,000
Issued for cash (in shares)	9,500,000	13,500,000	9,700,000		200,000		13,800,000
Conversion from exchange LP units (in shares)			100,000		300,000		3,200,000
Conversion from BIPC exchangeable shares (in shares)			100,000		1,400,000		0
Repurchased and cancelled (in shares)			0		(100,000)		(800,000)
Ending balance (in shares)			305,300,000		295,400,000		293,500,000
Balance as			$ 5,526.0		$ 5,495.0		$ 4,911.0
Unit issuance			545.0	[1]	9.0	[2]	559.0
Conversion from Exchange LP Units			2.0		3.0		53.0
Conversion from BIPC exchangeable shares			1.0		19.0		0.0
Repurchased and cancelled			0.0		(0.1)		(28.0)
Balance as			$ 6,074.0		$ 5,526.0		$ 5,495.0
Partners' capital | Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Opening balance (in shares)			121,900,000		121,900,000		115,800,000
Issued for cash (in shares)	7,100,000	6,100,000			0		6,100,000
Ending balance (in shares)			129,000,000.0		121,900,000		121,900,000
Balance as			$ 2,328.0		$ 2,328.0		$ 2,078.0
Unit issuance	$ 400.0		400.0	[1]	0.0		250.0
Balance as			$ 2,728.0		$ 2,328.0		$ 2,328.0
Partners' capital | Non-controlling interest— BIPC exchangeable shares
Changes in equity [abstract]
Opening balance (in shares)			44,900,000		0		0
Issued for cash (in shares)			2,100,000		0		0
Non-cash issuance (in shares)			0		46,300,000		0
Class A shares of Brookfield infrastructure corporation conversion (in shares)			(100,000)		(1,400,000)		0
Units converted From BIPC exchangeable, shares			400,000		0		0
Ending balance (in shares)			73,300,000		44,900,000		0
Balance as			$ (19.0)		$ 0.0		$ 0.0
Unit issuance			1,770.0		0.0		0.0
Conversion to units			(1.0)		(19.0)		0.0
Units converted from BIPC exchangeable shares, value			5.0		0.0		0.0
Balance as			$ 1,755.0		$ (19.0)		$ 0.0
Partners' capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Opening balance (in shares)			1,000,000.0		1,200,000		4,400,000
Issued for cash (in shares)			0		100,000		0
Issuance of BIPC exchangeable LP units (in shares)			$ 4,100,000		$ 0		$ 0
BIPC exchangeable LP converted to BIPC exchangeable (in shares)			$ (400,000)		$ 0		$ 0
Exchange LP conversion (in shares)			(100,000)		(300,000)		(3,200,000)
Ending balance (in shares)			4,600,000		1,000,000.0		1,200,000
Balance as			$ 156.0		$ 159.0		$ 212.0
Unit issuance			259.0		0.0		0.0
BIPC exchangeable shares			(5.0)		0.0		0.0
Exchange LP Units converted to units			(2.0)		(3.0)		(53.0)
Balance as			$ 408.0		$ 156.0		$ 159.0
Preferred Unitholders Capital
Changes in equity [abstract]
Opening balance (in shares)			57,900,000		49,900,000		49,900,000
Issued for cash (in shares)			8,000,000.0		8,000,000.0		0
Repurchased and cancelled (in shares)			(10,000,000.0)		0		0
Ending balance (in shares)			55,900,000		57,900,000		49,900,000
Balance as			$ 1,130.0		$ 935.0		$ 936.0
Unit issuance			194.0		195.0		0.0
Repurchased and cancelled							(1.0)
Repurchased and cancelled			(186.0)		0.0		(1.0)
Balance as			$ 1,138.0		$ 1,130.0		$ 935.0

[1]	Refer to Note 27, Partnership Capital.
[2]	Refer to Note 27, Partnership Capital.